Stockholder's equity	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Stockholder's equity

Note 11 — Stockholder’s equity

Authorized

As of March 31, 2022, the Company had two classes of ordinary shares outstanding: Class A ordinary shares and Class B ordinary shares. The authorized share capital is US$50,000 divided into (i) 492,000,000 Class A ordinary shares with a par value of $0.0001 each and (ii) 8,000,000 Class B ordinary shares of $0.0001 par value each.

The holders of Class A Ordinary Shares are entitled to one vote for each such share held and shall be entitled to notice of any shareholders’ meeting, and, subject to the terms of memorandum and articles of association, to vote thereat. The Class A Ordinary Shares are not redeemable at the option of the holder and are not convertible into shares of any other class.

The holders of Class B Ordinary Shares shall have the right to ten votes for each such share held, and shall be entitled to notice of any shareholders’ meeting and, subject to the terms of the memorandum and articles of association, to vote thereat. The Class B Ordinary Shares are not redeemable at the option of the holder but are convertible into Class A Ordinary Shares at any time after issue at the option of the holder on a one to one basis. There are no provisions in our articles of association that would limit the lifespan of the Class B Ordinary Shares, and the holders of Class B Ordinary Shares are able to hold their Class B Ordinary Shares for any period of time (subject to mandatory automatic conversions in certain circumstances as set forth herein).

The holders of our Class A Ordinary Shares and Class B Ordinary Shares are entitled to such dividends as may be declared by our Board of Directors subject to the Companies Act and to our memorandum and articles of association.

Issued

Virax Cayman was formed on September 2, 2021. As all the above-mentioned companies presented are under common control, the series of contractual arrangements between SingaporeCo, HKCo, Virax UK, and the Company in 2020 and 2021 constituted a reorganization under common control and were required to be retrospectively applied to the consolidated financial statements at their historical amounts. The consolidated financial statements have been prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including issued share capital and earnings/loss per share, which have been revised to reflect the effects of the reorganization in accordance with IFRS as of March 31, 2021 and 2020.

Consequently, in accordance with this policy being applied to these consolidated financial statements, as of March 31, 2022 and 2021, the Company had 3,032,792 and 2,231,083 issued and outstanding Class A common ordinary shares, respectively.

Consequently, in accordance with this policy being applied to these consolidated financial statements, as of March 31, 2022 and 2021, the Company had 6,943,759 and 6,999,939 issued and outstanding Class B common ordinary shares, respectively.

The Company historically conducted its business through Virax Biolabs Pte. Limited, a private limited company incorporated in Singapore and its subsidiaries. In April 2020, a new holding company Virax Biolabs Limited, a private limited company in Hong Kong was incorporated.

Changes in the Share Capital of Virax Biolabs Pte. Limited

On November 13, 2020, SingaporeCo issued the equivalent of 25,717 shares as a $25,000 compensation award to a former non-executive director of that company.

On February 26, 2021, Virax Biolabs Pte. Limited issued the equivalent of 581,083 shares for a cash amount of $50,000 with share price of $0.09.

For the year ended March 31, 2021, Virax Biolabs Pte. Limited issued the equivalent of 621,795 shares to settle a related party payable of $604,890 (see related party note below).

Changes in the Share Capital of Virax Biolabs (Hong Kong) Limited

HKCo issued the equivalent of 374,062 class A stock at $1.09 per share to an investor on April 21, 2020 in consideration for $353,216 and an amount owing of $54,497. The Company recorded $353,216 under shares to be issued in stockholder’s equity and $54,497 as Subscriptions Receivable. On November 30, 2021, the Company entered into a Deed of Surrender with this shareholder relating to the balance of $54,497 due to the Company which was settled by the transfer of 50,000 shares back into the Company’s treasury. On December 13, 2021, the Company transferred the 50,000 shares to the investor.

For the year ended March 31, 2021, HKCo issued 7,547 Class A and 6,577,166 Class B equivalent shares to founders.

Changes in the Share Capital of Virax Biolabs Group Limited

For the year ended March 31, 2022, Virax Cayman issued 172,532 class A shares for the settlement of related party payables amounting to $452,861 and 37,735 class A shares for the conversion of $100,000 of convertible debt.

Virax Cayman also issued 319,536 class A and 26,820 class B shares valued at $265,686 and $24,678, respectively, for services and issued 238,906 class A shares for a cash amount of $519,613.

On March 18, 2022, two directors converted an aggregate of 83,000 Class B shares into Class A shares and transferred the shares to the prior CFO for advisory services.